CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
STOCKHOLDERS’ EQUITY
CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY

6. STOCKHOLDERS’ EQUITY

Common Stock

In March 2019, the Company issued 1,745,800 shares of common stock at a price per share of $0.09 resulting in net proceeds of $3.6 million in a registered direct offering.

In May 2019, the Company entered into a Capital on Demand TM Sales Agreement (Sales Agreement) with JonesTrading Institutional Services LLC, as agent (JonesTrading), pursuant to which the Company may offer and sell, from time to time through JonesTrading, shares of the Company’s common stock, par value $0.001 per share (the Common Stock), having an aggregate offering price of up to $8.5 million. As of October 31, 2019, the Company had sold an aggregate of 4,747,812 shares of Common Stock pursuant to the terms of such Sales Agreement for aggregate net proceeds of $3.6 million.

Warrants

A summary of warrants outstanding as of October 31, 2019 is as follows:

	Total	Price per Share	Expiration Date
Warrants related to November 2014 financing	19,762	$ 92.50	November 2019
Warrants related to June 2015 financing	4,363	$ 68.75	June 2020
Warrants related to April 2016 financing	70,581	$ 30.00	April 2021
Warrants related to September 2016 financing (1)	51,466	$ 18.75	September 2021 to March 2022
Warrants related to November 2016 financing	1,216,230	$ 8.75	November 2024
Warrants related to November 2016 financing	35,818	$10.938	November 2022
Warrants related to November 2016 financing	7,926	$ 8.25	November 2022
Warrants related to April 2017 financing	32,053	$ 22.50	October 2022
Warrants related to October 2017 financing	153,848	$ 7.50	October 2022
Warrants related to November 2017 financing	2,277,412	$ 5.00	November 2022
Warrants related to November 2018 financing (2)	1,066,670	$ 4.10	May/June 2021
	4,936,129
(1)

In connection with the sale of common stock in September 2016, warrants to purchase 51,466 shares of common stock were issued at an exercise price of $18.75 per share. These warrants included a cash settlement option requiring the Company to record a liability for the fair value of the warrants at the time of issuance and at each reporting period with any change in the fair value reported as other income or expense. At the time of issuance, approximately $566,000 was recorded as a warrant liability. To value the warrant liability, the Company used the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.1%, contractual term of 5 years, expected volatility of 95.8% and a dividend rate of 0%. As of October 31, 2019, the fair value of the warrant liability was immaterial and was included in other long-term liabilities.

(2)

On November 20, 2018, the Company entered into agreements with holders of certain of its warrants to purchase common stock with an exercise price per share of $6.25 originally issued on November 24, 2017 (Existing Warrants), whereby the holders and the Company agreed that the holders would cash exercise up to 1,066,670 shares of common stock underlying such Existing Warrants at a reduced price of $3.50, and the Company would issue new warrants to such holders to purchase up to an aggregate of 1,066,670 shares of common stock (New Warrants). The New Warrants are exercisable after the six-month anniversary of their issuance and terminate on the 30-month anniversary following their issuance. The New Warrants have an exercise price per share of $4.10. The Company recorded a charge for the incremental fair value of approximately $874,000 in the other expense line item in the consolidated statements of operations and comprehensive loss. The fair value of the warrants exercised was computed as of the date of exercise using the following assumptions: risk-free interest rate of 2.51%, contractual term of 6 months, expected volatility of 78.4% and a dividend rate of 0%.

Equity Incentive Plan

On July 5, 2016, the Company adopted the 2016 Equity Incentive Plan (2016 Plan), which permits the Company to grant equity awards to directors, officers, employees and consultants. In connection with the adoption of the 2016 Plan, the Company ceased to grant equity awards under its 2014 Equity Incentive Plan (2014 Plan), which was adopted on January 23, 2014. All grants and awards under the 2014 Plan, including stock options previously issued under BioPharmX, Inc.’s 2011 Equity Incentive Plan that were substituted with stock options issued under the 2014 Plan, remain in effect in accordance with their terms. Stock options generally vest in one to four years and expire ten years from the date of grant. In March 2017, the 2016 Plan was amended and the shares reserved for issuance were increased by 800,000 shares to a total of 960,000 shares of common stock.  In August 2018, the 2016 Plan was amended and the shares reserved for issuance were increased by 2,000,000 shares to a total of 2,960,000 shares of common stock. The 2014 Plan and 2016 Plan are referred to collectively as the “Plans.”

The following table summarizes the Company’s stock option awards under the Plans:

			Weighted
			Average	Remaining	Aggregate
	Available for		Exercise	Contractual	Intrinsic
	Grant	Shares	Prices	Life	Value
					(in thousands)
Balance as of February 1, 2019	2,107,575	917,945	$9.02	7.92	$23
Granted	(16,720)	16,720	$3.21
Exercised	—	(1,667)	$2.50
Canceled and expired under the 2014 Plan	—	(28,480)	$28.27
Canceled under the 2016 Plan	69,180	(69,180)	$8.84
Balance as of April 30, 2019	2,160,035	835,338	$8.27	8.35	$—
Granted	(877,100)	877,100	$0.80
Canceled and expired under the 2014 Plan	—	(6,340)	$13.06
Canceled under the 2016 Plan	224,654	(224,654)	$4.18
Balance as of July 31, 2019	1,507,589	1,481,444	$4.44	8.62	$—
Canceled and expired under the 2014 Plan	—	(11,478)	$28.13
Canceled under the 2016 Plan	105,139	(105,139)	$8.54
Balance as of October 31, 2019	1,612,728	1,364,827	$3.93	8.95	$—
Vested and exercisable		421,764	$7.56	8.05	$—
Vested and expected to vest		1,137,123	$4.26	8.87	$—

Inducement Grants

The Company has also awarded inducement option grants to purchase common stock to new employees outside of the 2016 Plan as permitted under Section 711(a) of the NYSE American Company Guide. Such options vest at the rate of 25% of the shares on the first anniversary of the commencement of such employee’s employment with the Company, and then one forty-eighth (1/48) of the shares monthly thereafter subject to such employee’s continued service. The following table summarizes the Company’s inducement grant stock option awards:

		Weighted
		Average	Remaining
		Exercise	Contractual	Aggregate
	Shares	Prices	Life	Intrinsic Value
				(in thousands)
Balance as of February 1, 2019	31,000	$17.86	6.60	$—
Canceled	(6,000)	$38.75
Balance as of April 30, 2019	25,000	$12.85	7.92	$—
Canceled	(750)	$27.25
Balance as of July 31, 2019	24,250	$12.40	5.69	$—
Canceled	(8,250)	$27.25
Balance as of October 31, 2019	16,000	$4.75	8.26	$—
Vested and exercisable	6,667	$4.75	8.26	$—
Vested and expected to vest	13,819	$4.75	8.26	$—

The following table summarizes significant ranges of outstanding and exercisable options as of October 31, 2019:

	Options Outstanding			Options Vested and Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Vested and	Exercise
Range of Exercise Prices	Outstanding	Life (in Years)	Prices	Exercisable	Prices
$0.44 - $0.84	758,134	9.62	$0.79	104,257	$0.81
$0.85 - $4.00	109,639	8.08	$2.56	81,389	$2.54
$4.01 - $10.50	410,769	8.59	$5.60	154,321	$5.88
$10.51- $18.50	78,244	6.44	$16.79	64,510	$16.72
$18.51 - $28.50	9,600	5.74	$21.79	9,600	$21.79
$28.51 - $75.00	14,441	5.52	$51.12	14,354	$51.19
	1,380,827	8.94	$3.94	428,431	$7.52

There were no stock options exercised during the three months ended October 31, 2019. The total intrinsic value of stock options exercised was less than $1,000 during the nine months ended October 31, 2019. The total intrinsic value of stock options exercised during the three and nine months ended October 31, 2018 was approximately $24,000 and $26,000, respectively.

6.  CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY

Common Stock

In April 2017, the Company issued 6,410,258 shares of common stock at a price per share of $0.78 resulting in net proceeds of $4.4 million and warrants to purchase 3,365,385 shares of common stock at an exercise price of $0.90 in a registered direct offering.

In July 2017, the Company issued 5,500,000 shares of common stock at a price per share of $0.36 resulting in net proceeds of $1.9 million in a registered direct offering.

In November 2017, the Company issued 45,275,000 shares of common stock, pre-funded warrants to purchase 28,225,000 shares of common stock, and accompanying Series A common warrants to purchase 73,500,000 shares of common stock (“Series A Warrants”), and accompanying Series B common warrants to purchase 73,500,000 shares of common stock (“Series B Warrants”), resulting in net proceeds of $9.7 million. Each share of common stock and pre-funded warrant was sold together with a Series A Warrant to purchase one share of common stock and a Series B Warrant to purchase one share of common stock. The public offering price was $0.15 per share of common stock and accompanying Series A Warrant and Series B Warrant and $0.1490 per pre-funded warrant and accompanying Series A Warrant and Series B Warrant. The pre-funded warrants were issued and sold to purchasers in lieu of shares of common stock that would otherwise result in the purchaser's beneficial ownership exceeding 4.99% (or at the election of the purchaser, 9.99%) of the Company’s outstanding Common Stock immediately following the closing of the offering. The pre-funded warrants have a nominal exercise price of $0.001 per share and have been fully exercised. The Series A Warrants have an exercise price of $0.20 per share, are exercisable immediately and expire five years from the date of issuance. The Series B Warrants have an exercise price of $0.25 per share, are exercisable immediately and expire on the earlier of (1) the twenty-first trading day after the Company issues a press release announcing it has entered into a strategic licensing, collaboration, partnership or similar agreement for the commitment to fund its Phase 3 trials for BPX01, and (2) the eighteen month anniversary of issuance.

Series A Convertible Preferred Stock

Pursuant to the Certificate of Designation filed with the Secretary of State of the State of Delaware on November 22, 2016, 10,000 shares of Series A convertible preferred stock were designated. In November 2016, the Company issued 1,515 shares of Series A convertible preferred stock (Preferred Stock), which included warrants to purchase 3,246,429 shares of common stock. The Preferred Stock had a purchase price of $1,000 per share and was convertible into common stock at a conversion rate of $0.35 per share. The Preferred Stock contained a beneficial conversion feature valued at $0.1 million, which was recorded as a deemed dividend at the time of issuance, which was considered to be the earliest time of conversion. In January 2018, the Preferred Stock was converted into 4,328,571 shares of common stock.

Pursuant to the Certificate of Elimination filed with the Secretary of State of the State of Delaware on March 6, 2018, all shares of Series A convertible preferred stock previously designated were returned to the status of authorized but unissued shares of preferred stock, without designation as to series or rights, preferences, privileges or limitations.

Warrants

A summary of warrants outstanding as of January 31, 2019 is as follows:

	Total	Price per Share	Expiration Date
Warrants related to January 2014 agreement	289,505	$ 1.85	May 2019
Warrants related to May 2014 agreement	316,395	$2.035	May 2019
Warrants related to April to November 2014 financing	1,661,055	$ 3.70	April 2019 - November 2019
Warrants related to June 2015 financing	109,091	$ 2.75	June 2020
Warrants related to April 2016 financing	1,952,000	$ 1.20	April 2021
Warrants related to September 2016 financing (1)	1,286,501	$ 0.75	September 2021 to March 2022
Warrants related to November 2016 financing	30,406,061	$ 0.35	November 2022 to November 2024
Warrants related to November 2016 financing	895,450	$ 0.44	November 2022
Warrants related to November 2016 financing	198,214	$ 0.33	November 2022
Warrants related to April 2017 financing	801,282	$ 0.90	October 2022
Warrants related to October 2017 financing (2)	3,846,152	$ 0.30	October 2022
Warrants related to November 2017 financing	56,935,191	$ 0.20	November 2022
Warrants related to November 2017 financing (3)	33,422,061	$ 0.25	May 2019
Warrants related to November 2018 financing (3)	26,666,666	$0.164	May/June 2021
(1)

In connection with the sale of common stock in September 2016, warrants to purchase 1,286,501 shares of common stock were issued at an exercise price of $0.75 per share. These warrants included a cash settlement option requiring the Company to record a liability for the fair value of the warrants at the time of issuance and at each reporting period with any change in the fair value reported as other income or expense. At the time of issuance, approximately $566,000 was recorded as a warrant liability. To value the warrant liability, the Company used the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.1%, contractual term of 5 years, expected volatility of 95.8% and a dividend rate of 0%. As of January 31, 2019, the fair value of the warrant liability was approximately $11,000 and was included as a long-term liability.

(2)

On October 23, 2017, the Company entered into agreements with certain of these warrant holders to permit their immediate exercise of 2,564,103 shares of common stock underlying the warrants at an exercise price per share of $0.24. The Company recorded a charge for the incremental fair value of approximately $151,000 in the other expense line item in the consolidated statements of operations and comprehensive loss. The fair value of the warrants exercised was computed as of the date of exercise using the following assumptions: risk-free interest rate of 2.03%, contractual term of 5 years, expected volatility of 83.9% and a dividend rate of 0%. In addition, these warrant holders were issued new warrants to purchase up to an aggregate of 3,846,152 shares of common stock at an exercise price per share of $0.30.

(3)

On November 20, 2018, the Company entered into agreements with holders of certain of its warrants to purchase common stock with an exercise price per share of $0.25 originally issued on November 24, 2017 (Existing Warrants), whereby the holders and the Company agreed that the holders would cash exercise  26,666,666 shares of common stock underlying such Existing Warrants at a reduced price of $0.14, and the Company would issue new warrants to such holders to purchase up to an aggregate of 26,666,666 shares of common stock (New Warrants). The New Warrants are exercisable after the six-month anniversary of their issuance and terminate on the 30-month anniversary following their issuance. The New Warrants have an exercise price per share of $0.164. The Company recorded a charge for the incremental fair value of approximately $874,000 in the other expense line item in the consolidated statements of operations and comprehensive loss. The fair value of the warrants exercised was computed as of the date of exercise using the following assumptions: risk-free interest rate of 2.51%, contractual term of 6 months, expected volatility of 78.4% and a dividend rate of 0%.

Equity Incentive Plan

On July 5, 2016, the Company adopted the 2016 Equity Incentive Plan (“2016 Plan”), which permits the Company to grant equity awards to directors, officers, employees and consultants. In connection with the adoption of the 2016 Plan, the Company ceased to grant equity awards under its 2014 Equity Incentive Plan (“2014 Plan”), which was adopted on January 23, 2014. All grants and awards under the 2014 Plan, including stock options previously issued under BioPharmX, Inc.’s 2011 Equity Incentive Plan that were substituted with stock options issued under the 2014 Plan, remain in effect in accordance with their terms. Stock options generally vest in one to four years and expire ten years from the date of grant. In March 2017, the 2016 Plan was amended and the shares reserved for issuance was increased by 20,000,000 shares to a total of 24,000,000 shares. In August 2018, the 2016 Plan was amended and the shares reserved for issuance were increased by 50,000,000 shares to a total of 74,000,000 shares of common stock. The 2014 Plan and 2016 Plan are referred to collectively as the “Plans.”

The following table summarizes the Company’s stock option activities under the Plans:

			Weighted
			Average	Remaining	Aggregate
	Available for		Exercise	Contractual	Intrinsic
	Grant	Shares	Prices	Life	Value
					(in thousands)
Balance as of February 1, 2017	252,379	6,465,829	$0.77	8.77	$238
Shares authorized for issuance	20,000,000	—
Granted	(18,553,000)	18,553,000	$0.29
Exercised	—	(40,000)	$0.25
Canceled and returned to the 2016 Plan	185,499	(185,499)	$0.65
Canceled subsequent to termination of the 2014 Plan	—	(68,667)	$1.48
Balance as of January 31, 2018	1,884,878	24,724,663	$0.41	9.17	$304
Shares authorized for issuance	50,000,000	—
Granted	(10,444,000)	10,444,000	$0.21
Exercised	—	(278,196)	$0.10
Canceled and returned to the 2016 Plan	11,262,538	(11,262,538)	$0.30
Canceled subsequent to termination of the 2014 Plan	—	(680,060)	$1.01
Balance as of January 31, 2019	52,703,416	22,947,869	$0.36	7.92	$23
Vested and exercisable		9,257,545	$0.53	5.93	$13
Vested and expected to vest		21,836,056	$0.37	7.85	$22

Inducement Grants

The Company has also awarded inducement option grants to purchase common stock to new employees outside of the 2016 Plan as permitted under Section 711(a) of the NYSE American Company Guide. Such options vest at the rate of 25% of the shares on the first anniversary of the commencement of such employee’s employment with the Company, and then one forty-eighth (1/48) of the shares monthly thereafter subject to such employee’s continued service.  The following table summarizes the Company’s inducement grant stock option activities:

		Weighted
		Average	Remaining
		Exercise	Contractual	Aggregate
	Shares	Prices	Life	Intrinsic Value
				(in thousands)
Balance as of February 1, 2017 and 2018	660,000	$1.44	7.72	$—
Granted	400,000	$0.19
Canceled	(285,000)	$1.65
Balance as of January 31, 2019	775,000	$0.71	6.6	$—
Vested and exercisable	332,812	$1.30	3.70	$—
Vested and expected to vest	747,437	$0.73	6.52	$—

The following table summarizes significant ranges of outstanding and exercisable options as of January 31, 2019:

	Options Outstanding			Options Vested and Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Vested and	Exercise
Range of Exercise Prices	Outstanding	Life (in Years)	Prices	Exercisable	Prices
$0.10 - $0.16	5,503,893	8.09	$0.11	2,619,037	$0.10
$0.17 - $0.35	11,347,484	9.02	$0.22	1,728,162	$0.23
$0.36 - $0.65	2,567,126	6.12	$0.53	1,974,108	$0.53
$0.66 - $1.14	3,266,554	6.43	$0.78	2,265,302	$0.79
$1.15 - $3.00	1,037,812	3.25	$1.79	1,003,748	$1.80
	23,722,869	7.88	$0.37	9,590,357	$0.55

The total intrinsic value of stock options exercised during the years ended January 31, 2019 and 2018 was approximately $26,000 and $4,000, respectively. During the year ended January 31, 2019, certain stock options were exercised pursuant to net exercise provisions, resulting in 138,157 shares of common stock retired in exchange of the  total exercise price. The weighted average grant date fair values of the stock options granted during the years ended January 31, 2019 and 2018 was $0.12 and $0.21, respectively.